Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.34%(a)
Alabama–2.12%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 7,088,068
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	314,244
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,565	1,903,111
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(d)(e)	5.50%	01/01/2043	1,600	1,063,852
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	2,035	3,004,999
Series 2016 A, RB(f)	5.00%	09/01/2046	3,300	4,872,972
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	1,045	1,209,221
				19,456,467
Arizona–4.16%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,072,078
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,357	1,521,863
Series 2020 A, RB(g)	5.00%	12/15/2040	515	595,795
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2039	2,000	1,931,524
Series 2019 A, RB	4.50%	01/01/2049	25	24,652
Series 2019 B, RB	5.13%	01/01/2054	105	99,424
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	1,470	1,501,588
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,433,073
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,197,788
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	2,046,126
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	280	323,044
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	630	717,875
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	3,953,017
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(i)	5.00%	07/01/2042	1,955	2,352,334
Series 2017 A, RB(i)	5.00%	07/01/2047	3,135	3,749,661
Series 2020, RB(f)	5.00%	07/01/2049	3,815	4,713,904
Series 2020-XM0924, RB(f)	5.00%	07/01/2044	2,535	3,254,993
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	455	479,678
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,505	1,574,384
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,431,588
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,243,249
				38,217,638
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	1,063,983
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,595,010
				2,658,993
California–16.52%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(f)(j)	5.00%	04/01/2056	3,150	3,866,767
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,244,009
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(k)	0.00%	08/01/2028	$ 1,050	$ 977,047
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	13,950	1,165,803
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	355,657
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	121,075
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2055	2,115	423,932
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	4,742,042
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,483,003
Series 2012, Ref. GO Bonds(b)(c)	5.00%	02/01/2022	2,300	2,318,228
Series 2012, Ref. GO Bonds(b)(c)	5.25%	02/01/2022	730	736,084
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,085,276
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	2,655	3,327,664
Series 2020-XM0909, GO Bonds(f)	3.00%	11/01/2050	2,950	3,172,244
Series 2020-XX1123, Ctfs.(f)(j)	4.00%	03/01/2046	3,820	4,510,581
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	1,060	1,160,537
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	430	682,020
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	2,490	2,955,425
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	616	710,788
Series 2021 A, RB	3.25%	08/20/2036	925	1,049,128
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,050	1,199,269
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	245	279,937
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,595	1,967,006
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(h)	4.00%	05/15/2046	770	900,118
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2038	1,885	2,254,103
Series 2018 A, RB(i)	5.00%	12/31/2043	2,550	3,044,155
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	1,270	1,548,567
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	2,120	2,423,950
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	320	359,322
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,540	1,650,574
Series 2012, RB(g)(i)	5.00%	07/01/2030	2,025	2,171,635
Series 2012, RB(g)(i)	5.00%	07/01/2037	4,445	4,610,929
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,218,439
Series 2016 A, RB(g)	5.00%	12/01/2041	1,715	1,970,451
Series 2016 A, RB(g)	5.25%	12/01/2056	1,275	1,467,606
California State University; Series 2020-XM0923, RB(f)	5.00%	11/01/2048	2,630	3,262,986
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	1,055	975,266
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	1,055	1,109,787
Series 2021, RB(g)	4.00%	08/01/2056	635	658,706
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	545	545,961
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(h)(k)	0.00%	01/15/2034	5,235	4,103,572
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	1,725	1,847,500
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,600,646
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	3,189,355
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,730	2,090,213
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,455	1,486,561
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(f)	7.15%	05/15/2044	2,545	3,202,471
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	$ 1,000	$ 1,027,283
Series 2012 B, RB(f)	5.00%	07/01/2043	6,500	6,676,953
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	4,608,993
Series 2009 B, RB	7.00%	11/01/2034	745	1,139,391
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,550	2,938,443
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds(b)	4.00%	08/01/2043	105	110,530
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	1,905	2,439,727
Series 2021 B, RB(i)	4.00%	07/01/2046	1,485	1,731,591
Series 2021 B, RB(i)	5.00%	07/01/2056	3,075	3,843,093
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(i)	5.00%	05/01/2036	1,485	1,846,935
Series 2019 A, RB(i)	5.00%	05/01/2039	2,980	3,687,065
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	1,015	1,204,605
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	893,915
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(k)	0.00%	06/01/2041	4,410	1,480,686
University of California;
Series 2018 AZ, Ref. RB(f)	4.00%	05/15/2048	3,075	3,535,299
Series 2020 BE, Ref. RB	5.00%	05/15/2042	3,755	4,821,729
Series 2021, RB(f)	4.00%	05/15/2047	2,965	3,484,108
Series 2021-XF1212, Revenue Ctfs.(f)	4.00%	05/15/2051	3,240	3,837,553
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(h)(k)	0.00%	08/01/2025	1,485	1,436,306
Series 2005, GO Bonds (INS - NATL)(h)(k)	0.00%	08/01/2026	1,350	1,283,894
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	1,000	1,187,144
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(h)	5.00%	09/01/2026	2,115	2,463,603
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(k)	0.00%	08/01/2032	4,650	3,900,690
				151,805,931
Colorado–4.87%
Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	103,859
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,565	1,790,240
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	678,485
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,441,917
Colorado (State of) Board of Governors; Series 2012 A, RB(b)(c)(f)	5.00%	03/01/2041	3,500	3,542,076
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(f)(j)	5.00%	08/01/2044	1,585	1,948,416
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	1,116,361
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,810,393
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	2,411,419
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	540,332
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	745	909,758
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	420,195
Series 2007 A, RB	5.30%	07/01/2037	445	440,331
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,322,554
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	585,847
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO;
Series 2011 A, RB(i)	5.25%	11/15/2022	100	100,405
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	2,500	2,613,645
Series 2013 A, RB(i)	5.25%	11/15/2043	3,000	3,261,190
Series 2018 A, Ref. RB(f)(i)	5.25%	12/01/2048	2,230	2,731,558
Series 2018 A-2, RB(k)	0.00%	08/01/2033	2,235	1,596,096
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	635,069
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	$ 800	$ 853,342
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	955,762
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	895,058
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,620	5,626,074
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	978,270
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	749,841
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,690	1,683,082
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,610	1,973,673
				44,767,573
District of Columbia–1.74%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	235	235,773
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	849,702
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(i)	4.00%	10/01/2039	3,405	4,082,561
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,448,121
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,401,738
				16,017,895
Florida–9.45%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	635	726,066
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(e)	8.13%	11/15/2041	1,000	1,000,172
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	4,125	4,290,413
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	3,000	3,271,687
Series 2015 A, RB(i)	5.00%	10/01/2045	1,770	2,030,865
Series 2017, RB(f)(i)(j)	5.00%	10/01/2047	3,285	3,948,619
Series 2019 B, RB(i)	4.00%	09/01/2044	1,060	1,210,177
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	315	335,919
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(f)(j)	5.00%	07/01/2049	3,015	3,730,243
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(d)(e)(g)	7.75%	05/15/2035	1,650	1,122,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,800	1,936,411
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,465,144
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(i)	7.38%	01/01/2049	850	927,178
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,572,568
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,640	3,206,559
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	931,140
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	407,971
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,499,840
Series 2020 B-3, RB	3.38%	08/15/2026	530	531,917
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,298,295
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	1,000	1,040,100
Series 2012 A, Ref. RB(b)(c)(i)	5.00%	10/01/2022	1,080	1,122,382
Series 2012 A, Ref. RB(b)(c)(i)	5.00%	10/01/2022	1,500	1,558,864
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,450	1,508,145
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	2,295	2,387,030
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	2,450	2,548,245
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,204,240
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,695	1,972,058
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	3,600	4,173,411
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(f)	5.00%	04/01/2053	4,905	5,871,513
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(h)	5.00%	07/01/2035	$ 720	$ 734,974
Series 2010 A, RB	5.00%	07/01/2040	5,000	5,016,893
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	3,290	3,954,629
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2048	3,000	1,243,143
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2052	570	200,809
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2053	565	191,395
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2054	485	157,948
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	688,254
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,276,169
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	578,791
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,086,422
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,934,020
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(f)	4.00%	10/01/2048	4,185	4,967,349
				86,859,970
Georgia–4.28%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(h)	5.50%	11/01/2022	1,050	1,101,271
Series 2015, Ref. RB(f)	5.00%	11/01/2040	10,040	11,513,286
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,132,271
Brookhaven Development Authority;
Series 2020, RB(f)(j)	4.00%	07/01/2044	1,435	1,673,768
Series 2020, RB(f)(j)	4.00%	07/01/2049	2,110	2,444,535
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,386,979
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,255	1,500,430
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,300	1,474,101
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	795	961,763
Georgia Ports Authority;
Series 2021, RB(f)	4.00%	07/01/2046	1,060	1,274,017
Series 2021, RB(f)	4.00%	07/01/2051	3,180	3,798,344
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,837,974
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,695	1,959,698
Series 2021 C, RB(c)	4.00%	12/01/2028	1,905	2,248,937
				39,307,374
Hawaii–2.20%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,569,189
Series 2015 A, RB(i)	5.00%	07/01/2041	1,075	1,222,947
Series 2015 A, RB(i)	5.00%	07/01/2045	2,150	2,445,894
Series 2018 A, RB(i)	5.00%	07/01/2043	1,955	2,362,265
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	3,000	3,225,761
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,041,059
Series 2015 A, Ref. RB(f)	5.00%	07/01/2030	3,775	4,353,550
				20,220,665
Idaho–0.36%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,133,950
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	$ 2,120	$ 2,136,053
				3,270,003
Illinois–16.90%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	675	676,495
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,522,249
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	613,040
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	486,570
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,400	2,409,898
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,060	1,063,293
Series 2012 A, GO Bonds (INS - BAM)(h)	5.00%	01/01/2033	2,485	2,492,087
Series 2012, RB	5.00%	01/01/2042	4,085	4,117,412
Series 2014, RB	5.00%	11/01/2044	1,105	1,230,423
Series 2014, Ref. RB (INS - AGM)(h)	5.00%	01/01/2031	1,400	1,548,866
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,964,922
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	4,000	4,209,229
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,575	1,708,773
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(i)	5.00%	01/01/2030	4,320	4,339,981
Series 2013, RB	5.75%	01/01/2038	3,150	3,314,787
Series 2015 C, RB(i)	5.00%	01/01/2046	1,075	1,200,987
Series 2015 D, RB	5.00%	01/01/2046	755	851,081
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,067,853
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	944,526
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	880	1,086,919
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	1,076,316
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,332,306
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,995	5,885,092
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,608,268
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(f)(j)	5.25%	12/01/2036	6,900	6,900,000
Series 2014, RB	5.00%	12/01/2044	4,300	4,832,684
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2042	2,735	3,156,397
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	975	1,157,480
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	3,025	3,258,806
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,808,309
Series 2014, GO Bonds	5.00%	05/01/2035	540	593,428
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,690,811
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,567,246
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	402,586
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,628,405
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	134,883
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	2,237,686
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,214,404
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,890,428
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	773,952
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,625,833
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,059
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,006,836
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,810	2,037,926
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	460	460,640
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,025,263
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	$ 75	$ 83,785
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	772,117
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,467,490
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,151	1,152,901
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,904
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,962,894
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	168,214
Series 2017, Ref. RB	5.25%	02/15/2037	250	271,793
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	1,140,757
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(f)	5.25%	10/01/2052	4,080	4,350,292
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(h)(k)	0.00%	12/15/2029	3,500	3,025,526
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 A, RB(b)	5.00%	06/15/2042	1,500	1,537,937
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,717,862
Series 2017 B, Ref. RB (INS - BAM)(h)(l)	4.70%	12/15/2037	1,500	1,313,100
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,530	1,672,656
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,395	1,522,513
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(f)	5.00%	01/01/2038	4,625	4,851,339
Series 2014 C, RB(f)	5.00%	01/01/2039	6,240	7,007,687
Series 2015 A, RB(f)	5.00%	01/01/2040	3,000	3,424,244
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,000	1,201,569
Peoria (County of), IL; Series 2011, GO Bonds(f)	5.00%	12/15/2041	3,900	3,914,656
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	2,865	3,831,114
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,460	1,952,312
Series 2018 B, RB	5.00%	06/01/2030	615	769,140
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,622,485
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(f)	5.00%	01/01/2048	5,315	6,370,646
				155,267,368
Indiana–1.87%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	193,866
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(i)	5.00%	07/01/2023	730	781,848
Series 2013, RB(b)(c)(i)	5.00%	07/01/2023	6,405	6,859,912
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,561,668
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,318,220
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,155,422
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,850,648
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	430	455,923
				17,177,507
Iowa–1.35%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	600	611,977
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,640	1,767,306
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,600	1,738,834
Series 2019, Ref. RB	3.13%	12/01/2022	370	375,228
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	712,731
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	$ 1,300	$ 1,577,711
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,030	1,193,860
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,750	2,021,846
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	12,595	2,354,676
				12,424,202
Kansas–0.77%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	2,000	2,169,178
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,571,414
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,070,561
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,313,558
				7,124,711
Kentucky–2.29%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.45%	02/01/2025	900	906,951
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	1,410	1,471,424
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,829,065
Series 2015 A, RB	5.00%	01/01/2045	425	476,462
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,891,576
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,501,589
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,502,559
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,890	2,190,159
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,086,978
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(f)(h)(j)	5.00%	09/01/2044	4,855	6,110,442
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,088,142
				21,055,347
Louisiana–1.66%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2039	1,000	1,196,571
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	1,160	1,248,284
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	2,000	2,421,013
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,622,783
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	845	971,975
New Orleans (City of), LA; Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	940	1,046,931
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	565	698,436
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,750	1,781,461
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	395	396,464
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,108,250
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,770,697
				15,262,865
Maryland–1.25%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	566,106
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,905	2,298,512
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,143,579
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	$ 2,015	$ 2,254,203
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2046	1,010	1,159,775
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,585	2,059,769
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,232,703
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	738,160
				11,452,807
Massachusetts–1.43%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	1,129,637
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	4,128,555
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,847,138
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2034	275	342,877
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,255	1,561,271
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	1,142,643
				13,152,121
Michigan–4.49%
Academy of Warren; Series 2020 A, Ref.(g)	5.50%	05/01/2050	250	260,057
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	975,695
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(f)(h)(j)	5.00%	07/01/2043	2,650	2,922,701
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(f)	5.00%	04/15/2041	3,650	4,273,356
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,585	1,629,565
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,720,102
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,495,114
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,279,995
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2033	2,000	2,229,741
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	878,588
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2028	2,000	2,237,972
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	879,667
Series 2015, RB	5.00%	07/01/2035	1,610	1,843,803
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	231,952
Series 2020, Ref. RB	5.00%	06/01/2045	620	675,617
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,885	3,220,850
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(f)(j)	5.00%	12/01/2046	4,935	5,951,177
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,261,352
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2033	1,000	1,226,995
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(h)	6.95%	09/01/2022	1,000	1,049,345
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,031,589
				41,275,233
Minnesota–0.37%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	413,323
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	538,011
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,930,302
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	548,712
				3,430,348
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–1.16%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	$ 1,000	$ 1,164,439
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 H, VRD IDR(p)	0.02%	11/01/2035	5,000	5,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	2,323,147
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	1,715	2,135,471
				10,623,057
Missouri–1.24%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,381,039
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,390,452
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,530	1,855,831
Series 2019 B, RB (INS - AGM)(h)(i)	5.00%	03/01/2049	1,270	1,538,515
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	711,687
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	504,409
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,985,005
				11,366,938
Nebraska–1.60%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	5,500	5,691,434
Series 2012, RB(q)	5.00%	09/01/2042	2,000	2,069,612
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	351,996
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,735	4,039,126
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,380	1,497,869
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,095,328
				14,745,365
Nevada–0.33%
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,068,517
New Hampshire–0.40%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	2	2,325
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	2,280	3,663,210
				3,665,535
New Jersey–5.09%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	1,165	1,424,977
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(f)(h)(j)	5.50%	09/01/2022	4,790	4,976,056
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,522,265
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	585	607,606
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	1,215	1,418,983
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(o)	1.65%	03/01/2028	500	506,061
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	5.00%	06/15/2033	950	1,221,143
Series 2021, RB	4.00%	06/15/2035	700	820,687
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2027	1,200	1,330,916
Series 2013, RB(i)	5.00%	01/01/2028	1,000	1,096,527
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,100,545
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,410	1,594,092
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(h)(k)	0.00%	12/15/2037	$ 2,555	$ 1,809,618
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,129,824
Series 2014, RB	5.00%	06/15/2030	1,570	1,955,646
Series 2015 AA, RB	4.75%	06/15/2038	510	565,257
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	565,042
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,937,490
Series 2018 A, Ref. RB	5.00%	12/15/2036	750	919,589
Series 2018 A, Ref. RN(f)(j)	5.00%	06/15/2029	2,015	2,369,845
Series 2018 A, Ref. RN(f)(j)	5.00%	06/15/2030	940	1,103,210
Series 2018 A, Ref. RN(f)(j)	5.00%	06/15/2031	955	1,118,138
Series 2022 AA, Ref. RB	5.00%	06/15/2036	2,325	2,962,262
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,514,219
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	4,300	4,421,569
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2023	770	804,409
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,751,237
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,269,633
				46,816,846
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	559,671
New York–22.52%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(i)	5.25%	12/31/2033	520	568,094
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,454,835
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(f)(h)	4.00%	02/15/2047	4,195	4,728,801
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,582,787
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,453,833
Series 2016 A, Ref. RB	5.25%	11/15/2032	795	961,874
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	215,590
Series 2019 A, RB (INS - AGM)(f)(h)	4.00%	11/15/2046	3,385	3,895,871
Series 2020 A-2, RB	4.00%	02/01/2022	1,485	1,494,081
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(p)(r)	0.02%	11/15/2050	2,000	2,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,867,888
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	827,532
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	500	579,568
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	2,088,818
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	2,730	2,664,362
Series 2021, Ref. RB(g)	9.00%	01/01/2041	1,345	1,348,124
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	1,245	1,517,074
Two Hundred Seventh Series 2018, Ref. RB(f)(i)(j)	5.00%	09/15/2028	4,175	5,202,520
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,209,551
Series 2020-XM0925, GO Bonds(f)	5.00%	08/01/2043	2,940	3,752,049
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,860	2,190,747
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,272,425
Series 2021-XM0937, Ctfs.(f)	4.00%	03/01/2047	3,285	3,857,823
Subseries 2015 F, VRD GO Bonds(p)	0.01%	06/01/2044	5,000	5,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(h)	3.00%	03/01/2049	3,190	3,353,838
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(f)	5.00%	06/15/2045	7,335	7,523,549
Series 2020 GG-1, RB(f)	5.00%	06/15/2050	5,470	6,923,438
Series 2021-XF2932, Revenue Ctfs.(f)	5.00%	06/15/2048	2,525	3,204,438
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	$ 1,565	$ 1,950,902
Series 2020 C-1, RB	4.00%	05/01/2038	1,590	1,907,732
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,742,146
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(f)	4.00%	06/15/2040	3,555	4,189,692
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	5,321,517
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2045	7,240	9,022,997
Series 2021-XM0939, Revenue Ctfs.(f)	4.00%	03/15/2042	5,410	6,443,240
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2028	600	768,225
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2029	505	661,121
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	9,400	9,943,792
Series 2014 C, RB(f)	5.00%	03/15/2040	6,985	7,663,476
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	1,998,795
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	845	929,989
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(f)	4.00%	01/01/2050	6,835	7,850,226
Series 2020-XX1127, Ctfs. (INS - AGM)(f)(h)(j)	4.00%	01/01/2050	3,300	3,816,810
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(f)	5.00%	12/15/2031	2,400	2,623,251
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(f)	4.00%	11/01/2045	4,235	4,964,008
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	7,280	7,955,729
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,389,571
New York Power Authority; Series 2020-XF0956, Ctfs.(f)	4.00%	11/15/2050	4,640	5,449,003
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	780	933,376
Series 2020, Ref. RB(i)	5.38%	08/01/2036	1,205	1,520,442
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	2,140	2,145,014
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,690	1,693,895
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	305	367,876
Series 2018, RB(i)	5.00%	01/01/2033	2,670	3,207,406
Series 2018, RB(i)	5.00%	01/01/2034	2,180	2,615,066
Series 2018, RB(i)	4.00%	01/01/2036	1,910	2,148,852
Series 2018, RB(i)	5.00%	01/01/2036	565	675,205
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	2,535	3,121,323
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	4,100	4,532,637
Series 2016 A, RB(i)	5.25%	01/01/2050	2,250	2,499,703
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,217,384
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	530	621,774
Triborough Bridge & Tunnel Authority;
Series 2020-XL0169, Revenue Ctfs.(f)	5.00%	05/15/2051	3,250	4,168,821
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	2,430	3,116,995
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	845	1,079,661
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,927,970
				206,925,132
North Carolina–2.42%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	1,055	1,346,234
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	3,015	3,290,508
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(f)	5.00%	10/01/2055	12,175	14,264,712
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	2,095	3,297,253
				22,198,707
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.66%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,745	$ 3,223,118
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,853,668
				6,076,786
Ohio–6.79%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,271,429
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(b)(c)	5.00%	05/01/2022	500	510,045
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,934,757
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB(b)(c)	5.00%	02/15/2022	3,750	3,786,617
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	780,475
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,862,503
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,510	6,233,652
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,880	12,492,593
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	10,895	1,797,544
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,504,358
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	1,005	1,085,882
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,568,912
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,270	1,325,242
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.25%	06/01/2022	3,250	3,331,930
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	2,055,983
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,720,313
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,569,201
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,773,106)(e)(g)	6.00%	04/01/2038	1,810	890,596
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(i)	5.00%	12/31/2039	1,020	1,143,457
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	3,180	3,707,786
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(i)	2.60%	10/01/2029	1,000	1,053,510
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(i)	4.25%	01/15/2038	745	852,161
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,173,006
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	2,120	2,702,138
				62,354,090
Oklahoma–2.38%
Edmond Public Works Authority;
Series 2017, RB(f)	5.00%	07/01/2042	3,450	4,171,895
Series 2017, RB(f)	5.00%	07/01/2047	3,375	4,064,925
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(h)(k)	0.00%	02/01/2031	1,000	851,653
Series 2002, RB (INS - AGM)(h)(k)	0.00%	02/01/2034	3,970	3,138,826
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	6,360	7,856,173
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	2,470	37,050
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,790,965
				21,911,487
Oregon–0.66%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	700,592
University of Oregon; Series 2020, RB(f)(j)	5.00%	04/01/2050	4,240	5,348,757
				6,049,349
Pennsylvania–3.15%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	1,183,092
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,275,830
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	$ 1,000	$ 1,100,531
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(k)	0.00%	10/01/2036	850	533,390
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	775,203
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	777,619
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,455,065
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,874,713
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,867,376
Series 2021 A, RB	4.00%	12/01/2043	575	672,539
Series 2021 A, RB	4.00%	12/01/2044	635	741,076
Subseries 2014 A-2, RB(l)	5.13%	12/01/2039	2,500	2,779,866
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,629,999
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,671,541
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,690	4,380,709
Series 2021, Ref. RB (INS - AGM)(h)(i)	4.00%	07/01/2040	1,100	1,300,725
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	190	222,600
Series 2020, Ref. RB(g)	5.00%	06/15/2050	360	416,346
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,274,804
				28,933,024
Puerto Rico–5.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,486,955
Series 2002, RB	5.63%	05/15/2043	1,890	1,901,097
Series 2005 A, RB(k)	0.00%	05/15/2050	7,500	1,216,611
Series 2005 B, RB(k)	0.00%	05/15/2055	3,240	299,430
Series 2008 A, RB(k)	0.00%	05/15/2057	19,060	1,354,848
Series 2008 B, RB(k)	0.00%	05/15/2057	31,765	1,764,038
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	505	510,635
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	225	230,925
Series 2012 A, RB(b)	5.13%	07/01/2037	2,010	2,064,381
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	570	618,147
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	930	1,010,737
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	3,045	3,326,454
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	105	105,787
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	380,298
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,570	1,715,373
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	975	1,057,356
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,525	1,654,471
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,350	1,457,289
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	2,560	2,588,564
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	$ 570	$ 521,629
Series 2018 A-1, RB(k)	0.00%	07/01/2029	1,890	1,635,041
Series 2018 A-1, RB(k)	0.00%	07/01/2033	2,685	2,010,584
Series 2018 A-1, RB(k)	0.00%	07/01/2046	10,585	3,539,660
Series 2018 A-1, RB(k)	0.00%	07/01/2051	19,365	4,687,157
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,960,642
Series 2018 A-1, RB	5.00%	07/01/2058	5,035	5,780,469
Series 2019 A-2, RB	4.33%	07/01/2040	1,385	1,554,673
				49,433,251
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,123,543
South Carolina–1.28%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB(b)(c)	5.75%	12/01/2021	1,590	1,590,000
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,030,406
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	2,000	2,164,965
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	2,365	2,760,431
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	295	344,324
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	1,420	1,657,426
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.00%	12/01/2048	505	548,595
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,699,536
				11,795,683
South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,305,970
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,088,419
				4,394,389
Tennessee–0.83%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,675,796
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,230,076
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	830	1,027,131
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	2,115	2,737,431
				7,670,434
Texas–14.25%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,502,906
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,950	2,463,325
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	900	1,118,821
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,456,538
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(b)(c)(i)	5.00%	11/01/2022	2,250	2,345,985
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	1,590	1,868,831
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB(b)(c)	5.00%	03/01/2022	1,500	1,517,843
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	4,000	4,000,000
Houston (City of), TX; Series 2002 A, RB (INS - AGM)(h)(i)	5.13%	07/01/2032	1,365	1,374,904
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	625	745,631
Series 2021 A, RB(i)	4.00%	07/01/2041	740	792,348
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	2,210	2,342,813
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,500	1,620,764
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,690	1,915,077
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	$ 5	$ 5,106
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,106
Series 2012 A, Ref. RB(b)	5.00%	05/15/2036	3,795	3,876,649
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,935,224
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	3,925	4,128,676
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	295,856
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,935,008
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	65,059
Series 2021, RB	2.00%	11/15/2061	1,000	688,158
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	824,914
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	1,069,847
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	3,545	3,872,819
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)	10.00%	12/01/2025	335	367,025
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	676,316
Series 2017, Ref. RB	5.00%	01/01/2047	790	846,402
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	3,175	3,514,829
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	926,568
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(k)	0.00%	01/01/2028	4,100	3,783,941
Series 2015 B, Ref. RB(f)(j)	5.00%	01/01/2040	12,520	13,135,499
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	3,310	3,494,900
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,645	1,965,693
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	485	486,891
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	525	527,090
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(f)	5.00%	02/15/2047	4,385	5,176,798
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	3,097,959
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	2,160,844
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 12/07/2007; Cost $626,591)(d)(e)	5.75%	12/31/2049	695	396,150
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(d)(e)	5.75%	02/15/2025	270	189,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(d)(e)	6.38%	02/15/2048	2,460	1,722,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	123,867
Series 2020, Ref. RB	6.75%	11/15/2051	105	123,384
Series 2020, Ref. RB	6.88%	11/15/2055	105	123,829
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,316,048
Tarrant Cultural Educational Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(p)(r)	0.02%	10/01/2041	2,855	2,855,000
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,530	1,662,249
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,509,537
Series 2019, RB(k)	0.00%	08/01/2044	3,500	1,379,533
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,505	3,624,958
Series 2015 B, Ref. RB(k)	0.00%	08/15/2036	4,405	2,540,754
Series 2015 B, Ref. RB(k)	0.00%	08/15/2037	1,490	819,061
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	7,339,918
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	350	410,581
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,825	5,566,546
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	$ 1,450	$ 1,616,424
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,850	2,059,254
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	3,025	3,636,556
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,030
				130,953,642
Utah–1.98%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(f)(i)	5.00%	07/01/2047	3,430	4,096,387
Series 2018 A, RB(i)	5.00%	07/01/2048	1,560	1,873,507
Series 2018 A, RB(i)	5.25%	07/01/2048	2,085	2,539,171
Series 2021 A, RB(i)	5.00%	07/01/2051	4,660	5,862,662
Utah (County of), UT; Series 2016 B, RB(f)	4.00%	05/15/2047	2,575	2,780,525
				18,157,483
Virgin Islands–0.24%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	700	701,821
Series 2010 A, RB	5.00%	10/01/2029	1,485	1,488,864
				2,190,685
Virginia–2.23%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $415,000)(e)	5.00%	09/01/2050	415	378,129
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(i)	5.00%	01/01/2040	470	471,757
Series 2019, RB(i)	5.00%	01/01/2044	2,510	2,519,150
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	1,120	1,156,129
Series 2012, RB(i)	5.50%	01/01/2042	4,490	4,617,825
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(i)	5.00%	07/01/2034	4,005	4,020,228
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,480	1,768,069
Series 2017, RB(i)	5.00%	12/31/2052	3,100	3,687,771
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,912,192
				20,531,250
Washington–5.05%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(b)(k)	0.00%	02/01/2025	9,850	9,649,464
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,965	2,360,183
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,680	1,998,170
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,825	4,454,237
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	3,896,537
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(h)(k)	0.00%	12/01/2029	2,120	1,894,980
Series 2019 A, GO Bonds(f)	5.00%	08/01/2042	2,380	2,943,548
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,804,533
Series 2018, RB(f)(j)	5.00%	07/01/2048	5,310	6,391,770
Series 2018, RB	5.00%	07/01/2048	1,060	1,265,028
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(f)(j)	5.00%	08/01/2044	4,600	5,654,710
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB(b)(c)	5.25%	04/01/2022	1,000	1,016,718
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	$ 550	$ 568,837
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	455	469,626
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	2,005	2,026,402
				46,394,743
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	1,060	1,245,504
Wisconsin–4.16%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	1,155	1,233,424
Series 2017, RB(g)	6.75%	12/01/2042	2,695	2,942,615
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(f)(j)	5.00%	03/01/2046	4,745	5,509,357
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	790	861,743
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2055	8,040	2,333,189
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2060	31,055	7,160,913
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, Ref. RB	4.00%	11/15/2043	1,555	1,807,100
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	4,115,497
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,063,500
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(b)(c)	5.00%	08/15/2022	1,600	1,654,180
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	530	581,719
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	835	649,273
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,531,672
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,519,644
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,264,618
				38,228,444
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(f)	5.00%	01/01/2047	2,790	3,387,318
TOTAL INVESTMENTS IN SECURITIES(s)–163.34% (Cost $1,390,276,544)					1,501,005,891
FLOATING RATE NOTE OBLIGATIONS–(22.18)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(203,820,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.00)%					(367,564,876)
OTHER ASSETS LESS LIABILITIES–(1.16)%					(10,681,912)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$918,939,103
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $4,530,054, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at November 30, 2021 was $6,761,899, which represented less than 1% of the Trust’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $59,644,919, which represented 6.49% of the Trust’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $59,062,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Zero coupon bond issued at a discount.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(q)	Security subject to crossover refunding.
(r)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $338,038,108 are held by TOB Trusts and serve as collateral for the $203,820,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,500,427,098	$578,793	$1,501,005,891
Invesco Municipal Opportunity Trust